Interim Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities:
Net Income	$ 185,505	$ 218,831
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	67,661	60,121
Gain on sale of vessels	0	(28,343)
Amortization of derivative assets’ premium	1,048	1,949
Amortization of deferred financing costs	1,239	2,257
Amortization of original issue discount on instruments	(513)	0
Amortization of intangible liabilities - charter agreements	(12,672)	(6,533)
Fair value adjustment on derivative asset and other financial instruments	1,127	2,831
Prepayment fees on debt repayment	0	175
Stock-based compensation expense	10,998	4,244
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable and other assets	14,793	(10,242)
(Increase)/decrease in inventories	(7,757)	825
Increase in derivative asset and other financial instruments	(21,000)	(194)
Increase in accounts payable and other liabilities	2,796	13,740
Increase in related parties' balances, net	(1,112)	(504)
Decrease in deferred revenue	(16,725)	(10,006)
Payments for drydocking and special survey costs	(18,766)	(27,104)
Unrealized foreign exchange gain	(3)	0
Net cash provided by operating activities	206,619	222,047
Cash flows from investing activities:
Acquisition of vessels	0	(61,541)
Cash paid for vessel expenditures	(1,574)	(9,799)
Advances for vessels acquisitions, vessels under construction and other additions	(125,225)	(2,348)
Net proceeds from sale of vessels	0	53,483
Time deposits withdrawn	88,650	11,150
Net cash used in investing activities	(38,149)	(9,055)
Cash flows from financing activities:
Proceeds from drawdown of credit facilities and sale and leaseback	55,500	218,500
Repayment of credit facilities and sale and leaseback	(73,783)	(70,889)
Prepayment of debt, including prepayment fees	0	(70,393)
Deferred financing costs paid	(333)	(2,185)
Class A common shares - dividend paid	(45,006)	(34,806)
Series B Preferred Shares - dividend paid	(4,768)	(4,768)
Net cash (used in)/provided by financing activities	(68,390)	35,459
Net increase in cash and cash equivalents and restricted cash	100,080	248,451
Cash and cash equivalents and restricted cash at beginning of the period	339,340	247,624
Cash and cash equivalents and restricted cash at end of the period	439,420	496,075
Supplementary Cash Flow Information:
Cash paid for interest	20,035	23,061
Cash received from interest rate caps	4,067	9,133
Non-cash investing activities:
Acquisition of intangibles	19,061	15,987
Non-cash financing activities:
Unrealized loss on derivative assets/FX option	$ (2,153)	$ (5,960)